Consolidated Statements of Other Comprehensive Loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net profit (loss)	€ (10,399)	€ 9,058
Actuarial gains and losses net of tax	238	44
that will never be reclassified to profit or loss	238	44
Exchange differences on translation of foreign operations	159	39
that are or may be reclassified to profit or loss	159	39
Total comprehensive income (loss)	(10,002)	9,141
Attributable to owners of the Company	(10,002)	9,141
Attributable to non-controlling interests	€ 0	€ 0